Loans, financing and debentures	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
18 LOANS, FINANCING AND DEBENTURES
18.1 Breakdown by type

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	09/30/2025	12/31/2024	09/30/2025	12/31/2024	09/30/2025	12/31/2024
In foreign currency
Bonds	USD	Fixed	5.0%	1,791,638	3,229,641	41,076,515	49,166,804	42,868,153	52,396,445
Panda Bonds	CNY	Fixed	2.8%	21,805	4,224	895,871	1,016,331	917,676	1,020,555
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.1%	834,064	6,236,806	17,378,400	16,283,736	18,212,464	22,520,542
Assets financing	USD	SOFR	3.0%	102,469	137,300	198,566	298,252	301,035	435,552
ECA - Export Credit Agency	USD	SOFR	5.6%	17,862	7,297	1,718,297	769,702	1,736,159	776,999
IFC - International Finance Corporation (1)	USD	SOFR	5.3%	(5,708)	(12,051)	5,006,476	5,858,208	5,000,768	5,846,157
Others				5,831	4,210		4,455	5,831	8,665
				2,767,961	9,607,427	66,274,125	73,397,488	69,042,086	83,004,915
In local currency
BNDES	BRL	UMBNDES	6.6%	3,179	157	456,915	157,555	460,094	157,712
BNDES	BRL	TJLP	8.6%	88,569	100,556	33,754	101,587	122,323	202,143
BNDES	BRL	TLP	12.9%	105,593	94,903	5,208,002	4,607,102	5,313,595	4,702,005
BNDES	BRL	SELIC	16.2%	270,231	243,223	569,258	704,825	839,489	948,048
BNDES	BRL	TR	4.3%	3,899	84	80,725	70,015	84,624	70,099
Assets financing	BRL	CDI	15.5%	18,693	18,427	42,935	56,956	61,628	75,383
NCE (“Export credit notes”)	BRL	CDI	16.2%	4,122	3,027	100,000	100,000	104,122	103,027
NCR (“Rural producer certificates”)	BRL	CDI	13.6%	187,281	312,652	5,000,000	2,000,000	5,187,281	2,312,652
Ecoinvest	BRL	CDI	13.5%	12,238		327,022		339,260
Rural Product Note ("CPR")	BRL	CDI/IPCA	13.8%	5,349		1,934,824		1,940,173
Debentures	BRL	CDI/IPCA	13.7%	322,964	120,931	9,144,566	9,738,616	9,467,530	9,859,547
				1,022,118	893,960	22,898,001	17,536,656	23,920,119	18,430,616
				3,790,079	10,501,387	89,172,126	90,934,144	92,962,205	101,435,531

Interest on financing				1,058,621	1,541,312			1,058,621	1,541,312
Non-current funding				2,731,458	8,960,075	89,172,126	90,934,144	91,903,584	99,894,219
				3,790,079	10,501,387	89,172,126	90,934,144	92,962,205	101,435,531
(1) The balances shown as negative include fundraising costs
18.2 Breakdown by maturity - non-current

	2026	2027	2028	2029	2030	2031 onwards	Total
In foreign currency
Bonds			2,645,309	9,261,965	5,248,456	23,920,785	41,076,515
Panda Bonds		895,871					895,871
Export credits (“export prepayments”)	904,858	3,329,057	3,318,701	3,773,879	5,202,918	848,987	17,378,400
Assets financing	25,955	103,353	63,328	5,930			198,566
ECA - Export Credit Agency						1,718,297	1,718,297
IFC - International Finance Corporation		268,885	1,368,062	2,226,337	1,143,192		5,006,476

	930,813	4,597,166	7,395,400	15,268,111	11,594,566	26,488,069	66,274,125
In local currency
BNDES – TJLP	22,038	3,700	3,700	3,700	616		33,754
BNDES – TLP	40,873	163,491	160,656	146,481	378,465	4,318,036	5,208,002
BNDES – Fixed	2,443	9,771	9,771	9,771	9,771	415,388	456,915
BNDES – SELIC	70,987	38,162	38,162	38,162	38,162	345,623	569,258
BNDES – TR	1,378	5,734	5,734	5,734	5,734	56,411	80,725
Ecoinvest				73,617	73,617	179,788	327,022
Assets financing	4,722	19,113	19,033	67			42,935
NCE (“Export credit notes”)		25,000	25,000	25,000	25,000		100,000
Rural Product Note ("CPR")						1,934,824	1,934,824
NCR (“Rural producer certificates”)					2,000,000	3,000,000	5,000,000
Debentures					549,408	8,595,158	9,144,566
	142,441	264,971	262,056	302,532	3,080,773	18,845,228	22,898,001
	1,073,254	4,862,137	7,657,456	15,570,643	14,675,339	45,333,297	89,172,126

18.3 Roll-forward of loans, financing and debentures

	09/30/2025	12/31/2024
Opening balance	101,435,531	77,172,692
Fundraising, net of issuance costs	22,324,556	15,692,905
Interest accrued	4,399,815	5,413,707
Monetary and exchange rate variation, net	(10,914,087)	17,728,324
Settlement of principal	(19,600,013)	(9,410,807)
Settlement of interest	(4,753,232)	(5,241,389)
Amortization of fundraising costs	75,916	80,099
Others	(6,281)
Closing balance	92,962,205	101,435,531
18.4 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	09/30/2025	12/31/2024
Bonds	422,881	278,737	144,144	168,450
Rural Product Note ("CPR")	65,177		65,177
Export credits (“export prepayments”)	274,830	199,711	75,119	63,080
Debentures	159,675	40,385	119,290	125,663
BNDES	94,116	58,129	35,987	25,777
IFC - International Finance Corporation	81,956	23,528	58,428	78,719
Others	19,857	1,956	17,901	6,799
	1,118,492	602,446	516,046	468,488
18.5 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 15.1.
The Company does not have contracts with restrictive financial clauses (financial covenants) which must be complied with.
18.6 Relevant transactions entered into during the period
18.6.1 Export Prepayment
On March 10, 2025, the Company raised, with several banks (a syndicated operation), an export prepayment ("PPE"), in the amount of US$1,200,000 (equivalent to R$6,951,600), at a floating rate based on the 3-month SOFR Term + 1.45% p.a, maturing in March 2031.
On April 24, 2025, the Company entered into a PPE with JP Morgan in the amount of US$250,000 (equivalent to R$1,418,488), at floating rate 6-month SOFR Term Loan + 1.75% p.a., maturity in April 2030.
On April 24, 2025, the Company also entered into a PPE with JP Morgan as a debt maturity renewal strategy, with an amount of US$151,000 (equivalent to R$856,552), with a floating rate 6-month SOFR Term Loan + 1.75% p.a., maturity in April 2030.
On July 3, 2025, the Company raised, with MUFG Bank, an export prepayment (“PPE”) in the amount of US$100,000 (equivalent to R$542,080), at a floating rate of 3-month Term SOFR + 1.5% p.a., maturing in July 2031.
18.6.2 Rural Credit Note ("NCR")
On May 23, 2025, the Company entered into a Rural Credit Note (“NCR”) agreement with Itaú Unibanco in the amount of R$3,000,000, indexed at a fixed rate of 13.54% p.a., maturity on January 31, 2031.
18.6.3 Eco Invest (“Ecoinvest”)
On June 27, 2025, the Company, through its joint operation Veracel, entered into an agro-industrial credit agreement under the Eco Invest Brasil program with Banco do Brasil, in the amount of R$331,278, bearing interest at 101% of the CDI rate, maturity on April 5, 2030.
18.6.4 Export Development Canada (“EDC”)
On July 21, 2025, the Company raised a loan with EDC in the amount of US$200,000 (equivalent to R$1,112,500), at a floating rate of Daily SOFR + 1.75% p.a., maturing in July 2032.
18.6.5 Rural Product Note ("CPR")
On September 15, 2025, the Company issued a Rural Product Note (“CPR”) with financial settlement totaling R$2,000,000. The CPR is composed of three parts: (i) an amount of R$293,255 at a cost of 96.50% of the CDI rate, with a total term of eight years and full amortization in September 2033; (ii) an amount of R$956,745 at a cost of IPCA + 7.0753% p.a., with a total term of ten years and full amortization in September 2035; and (iii) an amount of R$750,000 at a cost of IPCA + 7.0968% p.a., with a total term of twelve years and full amortization in September 2037.
18.6.6 Bonds 2036
On September 10, 2025, the Company, through its wholly owned subsidiary Suzano Netherlands B.V., issued a bond in the amount of US$1,000,000 (equivalent to R$5,412,300), at a fixed rate of 5.5% p.a., maturing in January 2036.

18.7 Significant transactions settled during the period
On January 14, 2025, the Company settled, as due, a bond with a 4.00% p.a cost, a market-based operation, in the amount of US$346,445 (equivalent to R$2,101,917, including principal and interest).
On March 10, 2025, the Company made an early partial settlement of an export prepayment with various banks (syndicated operation), totaling US$1,486,064 (equivalent to R$8,608,769, including principal and interest). The residual amount of the operation maintained its original maturity in March 2027 with a floating rate of SOFR + 1.4% p.a.
On March 24, 2025, the Company settled a Rural Producer Note (CPR) with Banco Safra, in the amount of R$221,942 (including principal and interest). The maturity of the CPR was in March 2025, with an interest rate of 100.00% of the CDI p.a.
On April 24, 2025, the Company early settled a PPE with JP Morgan, at a cost of 3-month Term SOFR + 1.93%, in the total amount of US$153,869 (equivalent to R$873,023 including principal and interest).
On May 17, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$106,585 (equivalent to R$605,819 including principal and interest).
On May 21, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$37,123 (equivalent to R$210,942 including principal and interest).
On June 9, 2025, the Company settled, at maturity, an ACC with BNP Paribas, in the total amount of US$15,988 (equivalent to R$89,170 including principal and interest).
On September 11, 2025, through a Tender Offer, the Company early settled part of the outstanding balance of one of its bonds in the total amount of US$401,545 (equivalent to R$2,162,639 — principal and interest) as part of its debt rollover strategy. The bond’s remaining balance was settled on September 19, 2025, through a make-whole operation, in the amount of US$304,737 (equivalent to R$1,623,519 — principal and interest). The bond’s original maturity was in January 2027, with a fixed rate of 5.5% p.a.
On September 11, 2025, through a Tender Offer, the Company early settled part of the outstanding balance of another of its bonds in the total amount of US$233,807 (equivalent to R$1,259,239 — principal and interest) as part of its debt rollover strategy. The bond’s original maturity was in January 2026, with a fixed rate of 5.75% p.a.
On September 26, 2025, the Company carried out a full extraordinary amortization of the outstanding nominal value of the debentures from the 8th issuance, through the payment of a total amount of R$811,766 (principal and interest).